1940 Act
Rule 30b2-1

VIA EDGAR

September 12, 2011

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Phoenix Life Variable Universal Life Account File No. 811-04721, CIK 0000796154 Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, mailed to its contract owners report for the underlying management investment company listed below. This filing constitutes the filing of the report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the investment company listed below filed a report on Form N-CSRS with the Securities and Exchange Commission on the date indicated. This filing is hereby incorporated by reference.

Investment Company	CIK	Date Filed
Neuberger Berman Advisers Management Trust—Class S	0000736913	9-9-11

/s/Lois L. McGuire

Lois L. McGuire

Director

Phoenix Life Insurance Company